RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Starway [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				49.00%	51.00%
Payments to Acquire Businesses, Gross		¥ 4,083	¥ 4,083	¥ 4,210
Business Combination, Consideration Transferred, Total				¥ 16,460
Sheen Star [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Available-for-sale Securities, Total			¥ 82,785
Ctrip [Member] | Starway [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%			49.00%
Payments to Acquire Businesses, Gross	¥ 17,292
Business Combination, Consideration Transferred, Total				¥ 16,460